Nature of Business and Basis of Presentation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended
	Apr. 13, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019
Class of Stock [Line Items]
Issuance of initial public offering	$ 110,400		$ 102,672	$ 0
Proceeds from initial public offering, net of discounts and offering costs	$ 100,100
Common Stock
Class of Stock [Line Items]
Conversion of convertible preferred stock upon initial public offering (in shares)	10,725,129	10,725,129
IPO
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	6,900,000
Sale of stock, price per share (in USD per share)	$ 16.00
Over-Allotment Option
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	900,000